United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/16

Date of Reporting Period: Quarter ended 05/31/15

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount			Value
		U.S. TREASURY—13.7%
		U.S. Treasury Bonds—5.3%
$1,750,000		2.500%, 2/15/2045	$1,609,453
1,250,000		2.750%, 8/15/2042	1,212,051
1,900,000		3.375%, 5/15/2044	2,078,184
3,750,000		4.375%, 5/15/2040	4,777,851
750,000		4.625%, 2/15/2040	988,934
1,250,000		6.000%, 2/15/2026	1,712,255
		TOTAL	12,378,728
		U.S. Treasury Notes—8.4%
7,000,000	[1]	0.500%, 8/31/2016 - 4/30/2017	6,997,295
3,000,000		1.375%, 2/29/2020	2,989,547
1,000,000		1.750%, 3/31/2022	992,844
6,000,000	[1]	2.000%, 2/15/2023 - 2/15/2025	6,000,660
2,500,000		2.250%, 11/15/2024	2,527,767
		TOTAL	19,508,113
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,466,582)	31,886,841
		ASSET-BACKED SECURITIES—3.8%
		Auto Receivables—2.8%
1,570,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,572,725
2,260,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	2,271,101
2,650,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,651,867
		TOTAL	6,495,693
		Single Family Rental Securities—1.0%
2,200,000	[2,3]	Invitation Homes Trust 2014-SFR1, Class C, 2.283%, 6/17/2031	2,219,419
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,668,222)	8,715,112
		GOVERNMENT AGENCIES—4.2%
		Federal Home Loan Mortgage Corporation—4.2%
7,000,000		2.375%, 1/13/2022	7,181,805
2,500,000		5.625%, 11/23/2035	2,542,539
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,457,860)	9,724,344
		MORTGAGE-BACKED SECURITIES—47.2%
		Federal Home Loan Mortgage Corporation—20.3%
4,220,981		3.000%, 8/1/2043	4,285,614
9,098,509		3.500%, 4/1/2042 - 9/1/2043	9,514,377
5,850,132		4.000%, 12/1/2041 - 1/1/2042	6,266,269
9,843,013		4.500%, 4/1/2024 - 4/1/2041	10,717,716
6,218,169		5.000%, 7/1/2019 - 7/1/2040	6,898,431
4,479,531		5.500%, 4/1/2021 - 11/1/2037	5,057,614
331,169		6.000%, 4/1/2036	379,500
3,141,052		7.000%, 9/1/2030 - 4/1/2032	3,691,408
5,121		7.500%, 6/1/2015 - 12/1/2015	5,169
162,311		8.000%, 2/1/2031	196,897
		TOTAL	47,012,995
		Federal National Mortgage Association—24.6%
4,946,495		3.000%, 2/1/2045	5,015,283

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$13,352,849		3.500%, 4/1/2026 - 8/1/2043	$14,055,858
17,378,582		4.000%, 2/1/2041 - 4/1/2042	18,681,088
7,396,232		4.500%, 12/1/2019 - 12/1/2041	7,973,866
1,566,025		5.000%, 12/1/2023 - 7/1/2034	1,745,866
3,623,324		5.500%, 9/1/2034 - 4/1/2036	4,111,954
3,921,155		6.000%, 5/1/2016 - 11/1/2037	4,497,172
262,976		7.000%, 1/1/2031 - 3/1/2032	309,539
547,704		7.500%, 7/1/2028 - 2/1/2030	647,688
92,559		8.000%, 2/1/2030 - 1/1/2031	112,593
		TOTAL	57,150,907
		Government National Mortgage Association—2.3%
2,000,000	[4]	3.000%, 6/20/2045	2,047,706
2,808,659		3.500%, 12/15/2040	2,946,080
28,097		5.500%, 5/20/2018	29,465
4,805		6.000%, 5/15/2024	5,377
2,350		6.500%, 5/20/2016	2,387
91,930		7.000%, 4/20/2016 - 10/15/2028	108,016
46,561		7.500%, 7/15/2029 - 1/15/2031	56,258
9,160		8.000%, 6/15/2017	9,657
71,586		8.500%, 12/15/2029 - 2/15/2030	86,671
16,676		10.500%, 3/15/2016	17,053
11,576		11.000%, 9/15/2015 - 10/15/2019	12,797
663		12.000%, 1/15/2016	681
		TOTAL	5,322,148
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $102,310,560)	109,486,050
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
		Federal Home Loan Mortgage Corporation—0.3%
674,358		REMIC 3331 FC, 0.616%, 6/15/2037	678,242
		Non-Agency Mortgage-Backed Securities—6.9%
319,677		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	265,516
1,101,632	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,102,973
3,157,522	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,109,293
1,056,366	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,075,286
2,084,236	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,115,732
616,881		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	607,711
992,588		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	929,156
56,759		Sequoia Mortgage Trust 2010-H1, Class A1, 1.992%, 2/25/2040	57,229
157,624		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	157,393
881,427		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	899,299
1,451,875	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,505,218
2,836,187	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,878,778
1,637,046		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,436,858
		TOTAL	16,140,442
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,090,797)	16,818,684
		COMMERCIAL MORTGAGE-BACKED SECURITIES—23.2%
		Agency Commercial Mortgage-Backed Securities—20.2%
3,106,122		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	3,145,369
3,000,000		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	3,096,695
5,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,720,021

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$4,000,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	$4,234,841
3,005,695		FHLMC REMIC K010 A1, 3.320%, 7/25/2020	3,125,571
5,195,919		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	5,230,038
2,508,650		FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	2,552,047
8,000,000		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,264,133
3,813,000	[2,3]	FREMF Mortgage Trust 2011-K701, 4.286%, 7/25/2048	4,016,597
4,250,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.721%, 3/25/2045	4,311,189
1,870,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	1,910,349
1,191,672		NCUA Guaranteed Notes 2010-C1, 1.600%, 10/29/2020	1,198,672
		TOTAL	46,805,522
		Non-Agency Commercial Mortgage-Backed Securities—3.0%
1,820,023	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	1,829,358
3,071,881	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,124,483
1,954,276	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,988,402
		TOTAL	6,942,243
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $52,992,931)	53,747,765
		REPURCHASE AGREEMENTS—3.7%
1,569,000		Interest in $820,000,000 joint repurchase agreement 0.10%, dated 5/29/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970.	1,569,000
5,089,000		Interest in $820,000,000 joint repurchase agreement 0.10%, dated 5/29/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970 (purchased with proceeds from securities lending collateral).	5,089,000
2,043,000	[5]	Interest in $123,387,000 joint repurchase agreement 0.07%, dated 5/20/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $123,393,958 on 6/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $126,043,187.	2,043,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	8,701,000
		TOTAL INVESTMENTS—103.0% (IDENTIFIED COST $229,687,952)[6]	239,079,796
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[7]	(6,881,017)
		TOTAL NET ASSETS—100%	$232,198,779
The average notional value of short futures contracts held by the Fund throughout the period was $8,868,547. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2015, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$4,981,878	$5,089,000
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $31,187,077, which represented 13.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2015, these liquid restricted securities amounted to $31,187,077, which represented 13.4% of total net assets.
4	All or a portion of these To Be Announced Securities are subject to dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

6	At May 31, 2015, the cost of investments for federal tax purposes was $229,687,952. The net unrealized appreciation of investments for federal tax purposes was $9,391,844. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,982,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $590,321.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per shares.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
As of May 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015